NET INCOME FROM CONTRACTS WITH CUSTOMERS - Income and expenses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income from contract with customers [abstract]
Banking service fees	$ 1,663,340	$ 1,533,322	$ 1,364,835
Debit and credit card fees	1,009,472	836,046	671,131
Pension and severance fund management	978,504	885,420	1,199,068
Trust activities and portfolio management services	463,194	353,285	336,637
Bonded warehouse services	188,191	187,237	169,386
Commissions on transfers, checks and checkbooks	22,941	25,181	25,187
Office network services	21,638	24,935	18,914
Other commissions and fees	9,056	29,013	10,771
Total income from commissions and fees	4,356,336	3,874,439	3,795,929
Banking services	(617,524)	(473,595)	(371,380)
Sales and services commissions	(250,460)	(340,918)	(227,510)
Fees paid to pension funds sales force	(70,335)	(97,470)	(87,499)
Information processing services of operators	(29,905)	(24,320)	(22,940)
Offices network services	(20,147)	(16,993)	(11,158)
Other	(15,442)	(17,380)	(11,255)
Total expenses from commissions and fees	(1,003,813)	(970,676)	(731,742)
Net income from commissions and fees	$ 3,352,523	$ 2,903,763	$ 3,064,187